Employee Benefit Plans	6 Months Ended
Jun. 30, 2025
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

20. EMPLOYEE BENEFIT PLANS

The expenses included on the condensed consolidated statements of income (loss) were as follows:

Three months ended June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,061	$133	$1,194	$168	$—	$168
Interest (income) expense	$(614)	$35	$(579)	$264	$47	$311
Three months ended June 30, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,087	$178	$1,265	$147	$—	$147
Interest (income) expense	$(421)	$101	$(320)	$235	$47	$282
Six months ended June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$2,122	$271	$2,393	$335	$—	$335
Interest (income) expense	$(1,232)	$71	$(1,161)	$527	$101	$628
Six months ended June 30, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$2,174	$353	$2,527	$294	$—	$294
Interest (income) expense	$(842)	$201	$(641)	$470	$93	$563

No amounts were recorded on the statements of comprehensive income (loss) for the three and six months ended June 30, 2025 or 2024.

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$42,427	$2,662	$45,089	$22,890	$3,371	$26,261
Included in other long-term assets	$99,514	$—	$99,514	$—	$—	$—
As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$41,540	$2,993	$44,533	$22,394	$3,547	$25,941
Included in other long-term assets	$99,554	$—	$99,554	$—	$—	$—